Segment Information (Details) - PRC - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Segment Reporting Information
Concentration risk percentage	98.50%	98.00%	97.90%
Long Lived Assets
Segment Reporting Information
Concentration risk percentage	100.00%	100.00%